BORROWINGS	12 Months Ended
Dec. 31, 2021
BORROWINGS
BORROWINGS

12.    BORROWINGS

(a)    Long-term borrowings

	December 31,
	2020	2021
	RMB’000	RMB’000	US$’000

Long-term bank loan	319,941	168,739	26,479
Less: current portion	(319,941)	(168,739)	(26,479)
Total	—	—	—

12.    BORROWINGS (CONTINUED)

(a)    Long-term borrowings (continued)

On October 30, 2017, the Group obtained a three-year credit facility of RMB240,000,000 from Bank B in PRC, at 8.00004% per annum. The credit facility includes RMB150,000,000 for working capital and RMB90,000,000 for capital expenditure. The credit facility is secured by Xin Run’s assets, while Mr. Wang Song and Ms. Kou Xiaohong, the Founders and ex- directors of the Company, take joint-and-several liability for the repayment of the loan. The Group paid RMB2,400,000 to a third-party agent in December 2017 as borrowing cost to obtained the facility. On November 7, 2017, the first RMB150,000,000 was drawn down and used as working capital. On December 13, 2017, the second RMB23,000,000 was drawn down and used for capital expenditure. On January 30, 2018, the third RMB27,000,000 (US$3,927,000) was drawn down and used for capital expenditure. The borrowing cost paid for the facility was allocated to the draw down and the remaining facility on a pro rata basis. Borrowing costs allocated to the actual draw down were presented as deductions of the loan carrying value. The borrowing costs are recognized over the lives of the term loans as interest expense, using the effective interest rate method.

In October 2019, Bank B sent notice of early maturity of loan to Xin Run and asked for the early repayment of bank loans amounted to RMB170,000,000 (US$24,419,000) and related unpaid interest immediately, as the buildings and land use right that pledged to Bank B has been sealed up by the court arising from other lawsuits (Note 25), the bank account in Bank B has been frozen, and Xin Run did not make repayment of loans according to the repayment plan, which violated the bank facility agreement. In November, 2019, Bank B has filed a lawsuit against Xin Run (Note 25). In October 2020, Bank C automatically deducted Xin Run RMB 36,986(US$ 5,668).In May and December 2021, Bank C automatically deducted Xin Run total RMB 1,224,481(US$192,147). As a result, the Group reclassified all carrying value of the bank loan RMB 168,738,533 (US$ 26,478,758) to current liabilities as of December 31, 2021.

On December 21, 2017, the Group obtained a five-year credit facility of RMB220,000,000 from Bank C in PRC with a floating rate of 30% above PBOC benchmark interest rate. The credit facility is for working capital and is secured by Xin Run’s assets, while Mr. Wang Song and Ms. Kou Xiaohong, the Founders and ex-directors of the Company, take joint-and-several liability for the repayment of the loan. The Group paid RMB6,775,000 as borrowing cost to obtained the facility. On December 21, 2017, the first RMB40,000,000 was drawn down and used as working capital. On January 15, 2018, the second RMB50,000,000 (US$7,272,000) was drawn down and used as working capital. On May 14, 2018, the third RMB20,000,000 (US$2,909,000) was drawn down and used as working capital. On June 15, 2018, the fourth RMB90,000,000 (US$13,090,000) was drawn down and used as working capital. The borrowing cost paid for the facility was allocated to the draw down and the remaining facility on a pro rata basis. Borrowing cost allocated to the actual draw down was presented as deduction of the loan carrying value. The borrowing cost is recognized over the life of the term loan as interest expense using the effective interest rate method.

In October 2019, Bank C sent notice of early maturity of loan to Xin Run and asked for the early repayment of bank loan balance amounted to RMB160,000,000 (US$22,983,000) and related unpaid interest. As the buildings and land use right that pledged to the bank has been sealed up by the Shunyi District Court mainly due to the lawsuit with a subsidiary of BFSMC, the bank considered that Xin Run has defaulted and asked for the immediate repayment of the RMB160,000,000 (US$22,983,000) and related unpaid interest within three days. In November 2019, Bank C has filed a lawsuit against Xin Run (Note 25), and Xin Run made a repayment of RMB10,000,000(US$1,436,000) to Bank C thereafter. In April and June 2020, Bank C automatically deducted Xin Run total RMB 21,885(US$ 3,354).  In March, June and October 2021, Bank C automatically deducted Xin Run and Mr. Wang Song and Ms. Kou Xiaohong, the Founders and ex-directors of the Company, total RMB 2,008,210 (US$ 315,132). In November 2020, the company received a court decision, requiring Xin Run to repay the principal and interest total RMB175,078,000(US$27,473,000).In September 2021, Xin Run used Building 9, Building 10 and Ms. Kou Xiaohong's two villas to pay off the debt. As a result, the loan has been fully repaid as of December 31, 2021.

The above loans from Bank B and C are secured by Xin Run's buildings and corresponding land use right in the net carrying value of RMB475,236,000(US$74,574,000) as of December 31, 2021 and RMB622,780,000 (US$95,455,000) as of December 31, 2020 (see Note 6 and 7).